Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (1,521,063)	$ (2,082,412)	$ (7,115,159)	$ (5,774,867)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	5,544	137,690	276,276	274,655
Amortization of debt discounts	88,956	68,217	95,257	773,741
Accretion of premium on convertible note	157,055	429,013	595,513	1,588,175
Share-based compensation expense	158,486	162,622	481,583	413,321
Default penalty	31,500
Derivative expense		81,276	24,733	23,630
Fee notes issued	132,000	111,000	235,500	72,000
(Gain) on debt extinguishment	(146,375)	(71,681)
Net loss (gain) on conversion of notes	(11,113)	14,057
Net gain on settlement of accounts payable and accrued expenses			(71,681)	(87,466)
Net debt extinguishment loss on conversion of notes			14,057	239,444
Note issued for expenses			15,000
Intangible impairment			3,420,624
Changes in operating assets and liabilities:
Accounts receivable	482,629	613,321	823,854	(446,491)
Inventory	(353,288)	412,229	414,548	147,951
Prepaid expenses and other current assets	47	101,895	42,240	87,358
Accounts payable and accrued expenses	1,329,625	(824,638)	129,006	2,413,381
Settlements payable	(131,724)	101,094	(486,681)	(519,201)
Cash Provided by (Used in) Operating Activities	222,279	(746,317)	(1,105,330)	(794,369)
Cash Flows from Investing Activities:
Purchase of Demonstration drones (PPE)			(15,606)	(25,256)
Demonstration Drones		(15,606)
Cash Used in Investing Activities		(15,606)	(15,606)	(25,256)
Cash Flows from Financing Activities:
Net proceeds from convertible notes payable		105,000
Net proceeds from note payable				232,500
Repayments for bank line of credit	(525)	(1,288)	(1,359)	(2,591)
Net proceeds from note payable, related party		562,500	17,000
Repayment of factoring notes	(313,708)
Net proceeds from factoring notes	150,000
Proceeds from line of credit - related parties	57,850	82,000	889,595	670
Proceeds from convertible notes payable			115,000	640,000
Proceeds from accounts receivable financing			295,791
Repayments on accounts receivable financing			(33,580)
Repayment of loans and line of credit - related parties	(72,803)		(120,125)	(95,000)
Cash (Used) Provided by Financing Activities	(179,186)	748,212	1,162,322	775,579
Net Increase (Decrease) in Cash	43,093	(13,711)	41,386	(44,046)
Cash - beginning of period	149,832	108,446	108,446	152,492
Cash - end of period	192,925	94,735	149,832	108,446
Cash paid for:
Interest	84,895	118,435	186,729	345,152
Taxes
Noncash financing and investing activities:
Issuance of convertible note for settlement of accounts payable		90,000	90,000
Issuance of common stock to satisfy settlement payable
Reclassification of convertible note accrued interest to principal		537,643
Reclassification of accrued bonus to settlement payable		112,435
Issuance of convertible debt for deferred financing costs
Reclassification of debt premium upon settlement of 3(a)(10) liabilities		450,938
Reclassification of debt premium upon conversion of convertible debt	16,276	62,500
Common stock issued for exercise of warrants/ Issuance for debt issuance costs		138,430
Initial derivative liability		78,471
Issuance of common stock for conversion of convertible notes and accrued interest	24,370	410,435
Debt discounts on notes	$ 58,500
Issuance of note payable for debt issuance costs				65,000
Issuance of settlement payable to satisfy accounts payable and accrued expenses			500,000	680,456
Third Party insurance funding				70,000
Conversion of fees and accrued interest to convertible note payable			537,643	2,288,642
Default penalties recorded as debt discount				54,275
Original issue discounts notes			110,840	196,004
Issuance of warrants for financing fees				12,508
Issuance of warrants for default penalties				31,529
Reclassification of warrants to derivative liabilities				261,484
Initial derivative liabilities recorded as debt discount for notes issued			62,500	85,000
Reclassification of derivative liabilities to equity upon conversion			78,471
3(a)(10) debt settlements including related costs			450,939	513,089
Issuance of common stock for convertible notes, accrued interest			470,476	1,787,479
Issuance of common stock upon cashless exercise of warrants			138,430
Issuance of common stock for past due vendor fees				15,000
Issuance of common stock for future services				$ 307,400